BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Other accounts receivables	$ 0	$ 83
Other accounts payables	$ 239	$ 693